S000079471 [Member] Investment Strategy - AB US High Dividend ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies. A company is considered to be a U.S. company if: (i) the company is domiciled or organized in the U.S.; (ii) the company has securities that are traded principally in the U.S.; or (iii) the company conducts a substantial part of its economic activities in the U.S. The Fund may also invest to a lesser degree in the equity securities of non-U.S. companies. The Fund primarily invests in dividend-paying equity securities.
The Fund invests in companies that are determined to be attractive by the Adviser with an emphasis on income generation.
The Adviser employs a systematic approach to identify attractive companies that pay dividends and have the potential for long-term capital generation. Using this approach, the Adviser systematically analyzes thousands of companies across styles and sectors to identify factors that are complementary to the payment of high dividends with the goal of consistently delivering returns and income. Factors that the Adviser considers in this regard include quantitative metrics such as dividend yield, balance sheet quality, price momentum, among others. While its emphasis is on investing in companies that currently pay a dividend, the Adviser may also invest in non-dividend paying companies. The Fund primarily invests in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $2 billion or more. The Fund may use derivatives, such as options, futures contracts, forwards, and swaps, for hedging (reducing risks), efficient portfolio management and other investment purposes.
The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.